Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 60,388	$ 32,168
Restricted cash	835	841
Accounts receivable, net	14,909	11,174
Costs capitalized to obtain revenue contracts, net	2,794	2,787
Prepaid expenses	4,315	1,803
Other current assets	2,764	5,525
Total current assets	86,005	54,298
Property and equipment, net	7,325	7,509
Capitalized software costs, net	13,946	7,480
Noncurrent costs capitalized to obtain revenue contracts, net	3,976	2,709
Operating lease assets	21,005
Goodwill	194,362	188,768
Customer relationships, net	56,348	61,644
Database, net	21,020	22,357
Other intangible assets, net	28,728	33,728
Other non-current assets	442
Total assets	433,157	378,493
Current liabilities:
Current maturities of long-term debt	68	13,567
Accounts payable and accrued expenses	13,739	15,796
Deferred revenue, current portion	35,569	29,569
Customer deposits	3,252	3,568
Contingent liabilities from acquisitions, current portion	696	1,088
Operating lease liabilities, current portion	6,709
Other current liabilities	2,079	5,880
Total current liabilities	62,112	69,468
Long-term debt, net of current maturities	161,980	299,318
Convertible notes — related parties		18,295
Deferred tax liabilities	714	3,483
Deferred revenue, net of current portion	918	528
Deferred rent		8,236
Contingent liabilities from acquisitions, net of current portion	883	4,016
Sublease loss liability, net of current portion		2,090
Lease incentive liability, net of current portion		4,440
Operating lease liabilities, net of current portion	29,110
Warrant liabilities	18,892
Other non-current liabilities	13,858	1,453
Total liabilities	288,467	411,327
Commitment and contingencies (Note 18)
Temporary equity
Redeemable, convertible preferred stock		449,211
Stockholders' equity (deficit):
Additional paid-in capital	846,205
Accumulated other comprehensive loss	(785)	(631)
Accumulated deficit	(700,743)	(481,414)
Total stockholders' equity (deficit)	144,690	(482,045)
Total liabilities, temporary equity and stockholders' equity (deficit)	433,157	$ 378,493
Class A Common Stock
Stockholders' equity (deficit):
Common stock value	12
Class B Common Stock
Stockholders' equity (deficit):
Common stock value	$ 1